Subsequent Events (Details Narrative) - USD ($)	2 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2021	Feb. 24, 2021	Mar. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Proceeds from options exercise				$ 405,000
Proceeds from sale of stock					$ 2,445,603
Warrant term					5 years
Subsequent Event [Member]
Proceeds from options exercise	$ 68,000
Stock options issued	45,625
Proceeds from loan		$ 193,625
Interest rate		1.00%
Periodic payment		$ 3,300
Frequency of payment		Monthly
Sale of stock			1,251,625
Sale of stock, price per share			$ 4.00
Proceeds from sale of stock			$ 4,600,000
Exercise price			$ 4.00
Warrant term			5 years
Additional sale of stock			2,498,375